Notes Payable (Schedule of long-term Notes Payable) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	$ 361,010	$ 280,953
Current Portion of Non-Related Party Notes Payable	361,010	279,346
Long-term Portion of Non-Related Party Notes Payable		1,607
Notes Payable [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	274,900	274,900
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	81,706
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	$ 4,404	$ 6,053